Investments in subsidiaries (Subsidiaries acquired from business combinations under common control) (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares
Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 632,840,000
Business nature and scope of operation	Power generation
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Qinbei Power Generation Co., Ltd. ("Qinbei Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,540,000,000
Business nature and scope of operation	Power generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Yushe Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 615,760,000
Business nature and scope of operation	Power generation, power distribution, sales of power
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Hunan Yueyang Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,935,000,000
Business nature and scope of operation	Power generation
Percentage of equity interest held, Interest	55.00%
Percentage of equity interest held, Voting	55.00%
Huaneng Chongqing Luohuang Power Generation Limited Liability Company ("Luohuang Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,748,310,000
Business nature and scope of operation	Power generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Pingliang Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 924,050,000
Business nature and scope of operation	Power generation
Percentage of equity interest held, Interest	65.00%
Percentage of equity interest held, Voting	65.00%
Huaneng Nanjing Jinling Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,513,136,000
Business nature and scope of operation	Power generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Qidong Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 391,738,500
Business nature and scope of operation	Development of wind power projects, production and sales of electricity
Percentage of equity interest held, Interest	65.00%
Percentage of equity interest held, Voting	65.00%
Tianjin Huaneng Yangliuqing Co-generation Limited Liability Company ("Yangliuqing Co-generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,537,130,909
Business nature and scope of operation	Power generation, heat supply, facilities installation, maintenance and related services
Percentage of equity interest held, Interest	55.00%
Percentage of equity interest held, Voting	55.00%
Huaneng Beijing Co-generation Limited Liability Company ("Beijing Co-generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[1]
Type of interest held	held directly	[1]
Registered capital	¥ 3,702,090,000	[1]
Business nature and scope of operation	Construction and operation of power plants and related construction projects	[1]
Percentage of equity interest held, Interest	41.00%	[1]
Percentage of equity interest held, Voting	66.00%	[1]
Huaneng Wuhan Power Generation Co., Ltd. ("Wuhan Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,478,461,500
Business nature and scope of operation	Investment, construction, operation and management of electricity projects, development and utilization of clean energy resources
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Anyuan Power Generation Co., Ltd. ("Anyuan Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,175,117,300
Business nature and scope of operation	Construction and operation of power plants and related construction projects, production of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hualiangting Hydropower Co., Ltd. ("Hualiangting Hydropower") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 50,000,000
Business nature and scope of operation	Generation and transfer of power supply, water supply (irrigation)
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chaohu Power Generation Co., Ltd. ("Chaohu Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly	[2]
Registered capital	¥ 840,000,000	[2]
Business nature and scope of operation	Construction, operation, management of electricity projects, development and utilization of clean energy resources	[2]
Percentage of equity interest held, Interest	60.00%	[2]
Percentage of equity interest held, Voting	70.00%	[2]
Huaneng Jingmen Thermal Power Co., Ltd. ("Jingmen Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 780,000,000
Business nature and scope of operation	Thermal power, power development and other service
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Enshi Qingjiang Dalongtan Hydropower Development Co., Ltd. ("Dalongtan Hydropower") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 177,080,000
Business nature and scope of operation	Hydropower development, production and management of electric power, urban water supply
Percentage of equity interest held, Interest	98.01%
Percentage of equity interest held, Voting	98.01%
Huaneng Suzhou Thermal Power Co., Ltd. ("Suzhou Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[3]
Type of interest held	held directly	[3]
Registered capital	¥ 600,000,000	[3]
Business nature and scope of operation	Construction, operation and management of electricity projects, development and utilization of clean energy	[3]
Percentage of equity interest held, Interest	53.45%	[3]
Percentage of equity interest held, Voting	100.00%	[3]
Huaneng Hainan Power Generation Limited Company ("Hainan Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,326,419,587
Business nature and scope of operation	Investment, construction, operation of various power plants, regular energy and new energy development
Percentage of equity interest held, Interest	91.80%
Percentage of equity interest held, Voting	91.80%
Huaneng Ruijin Power Generation Co., Ltd. ("Ruijin Power Generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 606,923,299
Business nature and scope of operation	Construction, operation, management of electricity projects, development and utilization of clean energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yingcheng Thermal Power Co., Ltd. ("Yingcheng Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 650,000,000
Business nature and scope of operation	Construction and operation of power plants and production, sales of power and heat
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Heilongjiang Power Generation Limited Company ("Heilongjiang Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 945,350,000
Business nature and scope of operation	Development, investment, construction, production and management of power (thermal) projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hegang Power Generation Limited Company ("Hegang Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 1,092,550,000
Business nature and scope of operation	The electricity power construction, energy conservation and, development projects, heat production and supply
Percentage of equity interest held, Interest	64.00%
Percentage of equity interest held, Voting	64.00%
Huaneng Xinhua Power Generation Limited Liability Company ("Xinhua Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 284,880,000
Business nature and scope of operation	Power generation, power equipment repair, coal sales
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Tongjiang Wind Power Generation Limited Company ("Tongjiang Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 330,000,000
Business nature and scope of operation	Wind power generation, wind power plants operation, planning and design
Percentage of equity interest held, Interest	82.85%
Percentage of equity interest held, Voting	82.85%
Huaneng Daqing Thermal Power Limited Company ("Daqing Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 630,000,000
Business nature and scope of operation	Power generation, thermal production and supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Daqing Lvyuan Wind Power Generation Limited Company ("Lvyuan Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 497,000,000
Business nature and scope of operation	Wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yichun Thermal Power Limited Company ("Yichun Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 581,000,000
Business nature and scope of operation	Power construction, production and sales, thermal production and sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Heilongjiang Energy Sales Limited Company ("Heilongjiang Energy Sales") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operation	Power supply, the production of heat and hot water
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Zhaodong Huaneng Thermal Power Limited Company ("Zhaodong Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operation	Heating production and supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jilin Power Generation Limited Company ("Jilin Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 2,879,340,000
Business nature and scope of operation	Power (thermal) projects, development of new energy projects investment, construction, production, operation and sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Linjiang Jubao Hydropower Limited Company ("Jubao Hydropower") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 45,624,000
Business nature and scope of operation	Hydropower development and operation, construction and operation of photovoltaic power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jilin Energy Sales Limited Company ("Jilin Energy Sales") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operation	Thermal (cold) production and supply, power supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Shandong Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 4,241,460,000
Business nature and scope of operation	Power (thermal) project development, investment, construction and management
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Jining New Energy Limited Company ("Jining New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 38,000,000	[4]
Business nature and scope of operation	Investment, construction and management of photovoltaic and wind power projects	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Zibo Boshan Photovoltaic Power Limited Company ("Zibo Photovoltaic") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 22,000,000	[4]
Business nature and scope of operation	Solar power generation, sales	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Rizhao Thermal Power Limited Company ("Rizhao Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 52,000,000	[4]
Business nature and scope of operation	Urban heat construction, maintenance and operation, design and construction of heat engineering	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Laiwu New Energy Limited Company ("Laiwu New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 68,000,000	[4]
Business nature and scope of operation	Photovoltaic power and wind power generation	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Shandong Sishui New Energy Limited Company ("Sishui New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 36,000,000	[4]
Business nature and scope of operation	Solar energy grid connected generation	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Shandong Electric And Thermal Power Marketing Limited Company ("Shandong Power Marketing") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 200,000,000	[4]
Business nature and scope of operation	Sales and service of power and heating products, investment in power industry	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Shandong Information Technology Limited Company ("Shandong Power Information Company") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 80,000,000	[4]
Business nature and scope of operation	Information technology and management consulting services	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Zhanhua New Energy Limited Company ("Zhanhua New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 235,298,200	[4]
Business nature and scope of operation	Wind power, photovoltaic power generation	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Weihai Port Photovoltaic Power Generation Limited Company ("Port Photovoltaic") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 30,760,000	[4]
Business nature and scope of operation	Photovoltaic power generation projects development and construction, electricity sales	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Jinan Huangtai Power Limited Company ("Huangtai Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 1,391,878,400	[4]
Business nature and scope of operation	Electricity power production, heat management	[4]
Percentage of equity interest held, Interest	72.00%	[4]
Percentage of equity interest held, Voting	90.00%	[4]
Huaneng Dezhou Thermal Power Limited Company ("Dezhou Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 40,000,000	[4]
Business nature and scope of operation	Urban heat construction, maintenance and operation, design and construction of heat engineering	[4]
Percentage of equity interest held, Interest	68.00%	[4]
Percentage of equity interest held, Voting	85.00%	[4]
Huaneng Dongying New Energy Limited Company ("Dongying New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 92,601,483	[4]
Business nature and scope of operation	Wind power projects development, wind power generation and sales of electricity	[4]
Percentage of equity interest held, Interest	56.00%	[4]
Percentage of equity interest held, Voting	70.00%	[4]
Huaneng Shandong Power Generation Maintenance Technology Limited Company ("Shandong Maintenance Company") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 50,000,000	[4]
Business nature and scope of operation	Power engineering design, construction	[4]
Percentage of equity interest held, Interest	76.55%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Shandong Electric Power Fuel Limited Company ("Shandong Fuel Company") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 100,000,000	[4]
Business nature and scope of operation	Wholesale operation of coal	[4]
Percentage of equity interest held, Interest	76.55%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Shandong Rizhao Power Generation Limited Company ("Rizhao Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 1,245,587,900	[4]
Business nature and scope of operation	Heat, engaged in power business	[4]
Percentage of equity interest held, Interest	88.80%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Laiwu Power Generation Limited Company ("Laiwu Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 1,800,000,000	[4]
Business nature and scope of operation	Power production	[4]
Percentage of equity interest held, Interest	76.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Shandong Ruyi Coal Power Limited Company ("Ruyi Coal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 1,294,680,000	[4]
Business nature and scope of operation	Development, investment, construction, operation and management of electricity power and coal	[4]
Percentage of equity interest held, Interest	40.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Jiaxiang Power Generation Limited Company ("Jiaxiang Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 646,680,000	[4]
Business nature and scope of operation	Power generation, electrical equipment maintenance	[4]
Percentage of equity interest held, Interest	40.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Qufu Co-generation Limited Company ("Qufu Co-generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 300,932,990	[4]
Business nature and scope of operation	Sales and production of electric power, thermal power	[4]
Percentage of equity interest held, Interest	40.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Jining Hi-Tech Zone Co-generation Limited Company ("Jining Co-generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 118,699,760	[4]
Business nature and scope of operation	Heat supply and power generation	[4]
Percentage of equity interest held, Interest	40.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Shandong (Hong Kong) Investment Limited Company ("Hong Kong Investment") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Hong Kong	[4]
Type of interest held	held indirectly	[4]
Registered capital | shares	10,000	[4]
Business nature and scope of operation	Investment	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Shandong Silk Road International Power Limited Company ("Shandong Silk Road") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 35,000,000	[4]
Business nature and scope of operation	Contracting overseas projects and domestic international bidding projects, construction and operation of power projects	[4]
Percentage of equity interest held, Interest	80.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Shandong Changdao Wind Power Generation Limited Liability Company ("Changdao Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 33,500,000	[4]
Business nature and scope of operation	Wind power, on-grid sales	[4]
Percentage of equity interest held, Interest	48.00%	[4]
Percentage of equity interest held, Voting	60.00%	[4]
Huaneng Rongcheng New Energy Co., Ltd. ("Rongcheng New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 36,540,000	[4]
Business nature and scope of operation	Wind power generation	[4]
Percentage of equity interest held, Interest	48.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Jining Yunhe Power Generation Co., Ltd. ("Yunhe Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 696,355,300	[4]
Business nature and scope of operation	Electrical (thermal) production and on-grid sales, technology consulting and services	[4]
Percentage of equity interest held, Interest	78.68%	[4]
Percentage of equity interest held, Voting	98.35%	[4]
Huaneng Linyi Power Generation Limited Company ("Linyi Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 1,093,313,400	[4]
Business nature and scope of operation	Power generation	[4]
Percentage of equity interest held, Interest	60.00%	[4]
Percentage of equity interest held, Voting	75.00%	[4]
Liaocheng Changrun National Electric Heating Limited Company ("Liaocheng Changrun") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 130,000,000	[4]
Business nature and scope of operation	Heat operation, installation and repair of water, electricity, heating	[4]
Percentage of equity interest held, Interest	60.00%	[4]
Percentage of equity interest held, Voting	75.00%	[4]
Linyi Lantian Thermal Power Limited Company ("Lantian Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 36,000,000	[4]
Business nature and scope of operation	Heat supply, maintenance of thermal power network, power sales, installation and maintenance of distribution facilities	[4]
Percentage of equity interest held, Interest	54.40%	[4]
Percentage of equity interest held, Voting	68.00%	[4]
Yantai 500 Heating Limited Company ("Yantai 500") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 20,500,000	[4]
Business nature and scope of operation	Central heat services, plumbing and pipe installation services	[4]
Percentage of equity interest held, Interest	64.00%	[4]
Percentage of equity interest held, Voting	80.00%	[4]
Huaneng Liaocheng Co-generation Limited Company ("Liaocheng Co-generation) [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 610,670,000	[4]
Business nature and scope of operation	Power, heat production and sales	[4]
Percentage of equity interest held, Interest	60.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Henan Zhongyuan Gas Power Generation Co., Ltd. ("Zhongyuan Gas") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 400,000,000
Business nature and scope of operation	Investment, construction, operation and management of power projects, thermal supply, development and utilization of clean energy resources
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Shandong Huaneng Liaocheng Thermal Power Co., Ltd. ("Shandong Liaocheng Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 427,740,000	[4]
Business nature and scope of operation	Electric power, thermal production and sales	[4]
Percentage of equity interest held, Interest	60.00%	[4]
Percentage of equity interest held, Voting	75.00%	[4]
Shandong Huaneng Laiwu Thermal Power Co., Ltd. ("Shandong Laiwu Thermal Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 540,000,000	[4]
Business nature and scope of operation	Electric power, thermal production and sales	[4]
Percentage of equity interest held, Interest	64.00%	[4]
Percentage of equity interest held, Voting	80.00%	[4]
Shandong Huaneng Laizhou Wind Power Generation Co., Ltd. ("Laizhou Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 90,000,000	[4]
Business nature and scope of operation	Wind power generation	[4]
Percentage of equity interest held, Interest	64.00%	[4]
Percentage of equity interest held, Voting	80.00%	[4]

[1]	Pursuant to an agreement entered into between the Company and another shareholder, the Company is entrusted to vote the 25% voting rights held by the other shareholder as long as the Company remains as the largest shareholder of Beijing Co-generation. Thus, the Company has majority voting rights required by the article of association to control the operation and financial policies of Beijing Co-generation. Accordingly, the Company has control over Beijing Co-generation.
[2]	According to the voting in concert agreement entered into between the Company and one shareholder with 10% equity interests in Chaohu Power, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Chaohu Power.
[3]	According to the voting in concert agreement entered into between the Company and the other two shareholders in Suzhou Thermal Power, the shareholders agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Suzhou Thermal Power.
[4]	These companies are subsidiaries of Shandong Power. The Company holds 80% interests in Shandong Power. Thus, the Company indirectly holds 80% interests in these companies through their parent company. Zhanhua New Energy, a wholly-owned subsidiary of Shandong Power, holds 58% equity interests in Zhanhua Photovoltaic Company. Thus, the Company indirectly holds 46.4% equity interests in Zhanhua Photovoltaic Company. Weishan New Energy and Helan New Energy are wholly-owned subsidiaries of Ruyi Coal Power, a 50% owned subsidiary of Shandong Power. As a result, the Company indirectly holds 40% interests in Weishan New Energy and Helan New Energy. Shandong Power directly holds 72% interests in Shandong Fuel Company and Shandong Maintenance Company; meanwhile, Shandong Power indirectly holds a total of 23.68% equity interests in Shandong Fuel Company and Shandong Maintenance Company respectively through its own subsidiaries: Huangtai Power, Linyi Power, Liaocheng Co-generation and Yunhe Power. Thus, the Company indirectly holds 76.55% interests in Shandong Maintenance Company and Shandong Fuel Company respectively. The Company directly holds 44% equity interests in Rizhao Power and Shandong Power directly holds 56% interests in Rizhao Power; Thus, the Company holds 88.8% interests in Rizhao Power. Jiaxiang Power, Qufu Co-generation, Jining Co-generation are wholly-owned subsidiaries of Ruyi Coal Power. Thus, the Company indirectly holds 40% interests in Ruyi Coal Power, Jiaxiang Power, Qufu Co-generation and Jining Co-generation. Shandong Power acquired 15% equity from another shareholder of Laiwu power. As a result, the Company indirectly holds 76% interests in Laiwu power. In according to the voting in concert agreement entered into among the Shandong Power and other equity holders of Laiwu Power, Ruyi Coal Power, Rongcheng New Energy, Liaocheng Co-generation, the other equity holders agreed to vote the same in respect of significant financial and operating decisions made by the Shandong Power. As a result, the Company has control over these companies. According to the voting in concert agreement entered into between Hong Kong Investment and the other shareholder in December 2018, the other shareholder agreed to vote the same in respect of significant financial and operating decisions made by Hong Kong Investment. As a result, the Company has control over Hong Kong Energy and its subsidiaries including Huatai Power and Ruyi Pakistan Energy since 31 December 2018. See Note 41.